DEBT SECURITIES IN ISSUE - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 1,321	£ 1,305
Total debt securities in issue	48,724	59,293
The Group | Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	23,820	21,501
Covered bonds (note 25)	17,407	23,977
Certificates of deposit issued	290	3,597
Securitisation notes (note 25)	3,672	4,436
Commercial paper	3,535	5,782
Total debt securities in issue	48,724	59,293
The Bank
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	0	0
Total debt securities in issue	38,439	48,109
The Bank | Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	19,916	19,546
Covered bonds (note 25)	15,809	20,895
Certificates of deposit issued	290	3,597
Securitisation notes (note 25)	176	0
Commercial paper	2,248	4,071
Total debt securities in issue	£ 38,439	£ 48,109